U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

March 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Perritt Funds, Inc. (the “Company”)
File Nos. 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, Perritt MicroCap Opportunities Fund, Perritt Ultra MicroCap Fund (together, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2020 and filed electronically as Post-Effective Amendment No. 29 to the Company’s Registration Statement on Form N‑1A on February 28, 2020.

If you have any questions, concerning the foregoing, please contact the undersigned at (513) 629-8104.

Sincerely,

/s/ Jay S. Fitton
Jay S. Fitton
Assistant Vice President
for U.S. Bank Global Fund Services

cc:     Michael J. Corbett, Perritt Funds, Inc.
Peter D. Fetzer, Foley & Lardner LLP